UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22995

TrimTabs ETF Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

2nd fl

New York, NY 10105
(Address of principal executive offices) (Zip code)

Stellar Corporate Services LLC
3500 South Dupont Highway

Dover, County of Kent, Delaware 19901
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 217-2470

Date of fiscal year end: September 30

Date of reporting period: September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

TrimTabs ETF Trust

TrimTabs Intl Free-Cash-Flow ETF

Annual Report

September 30, 2016

Shareholder Letter (Unaudited)

Dear Shareholder,

We are pleased to provide this report for the TrimTabs Intl Free-Cash Flow ETF (“Fund”), dated September 30, 2016, the end of the fiscal year. The Fund commenced operations on June 1, 2015. This report of Fund performance refers to the 12 months ending September 30, 2016.

For the period from September 30, 2015 through September 30, 2016, the Fund returned 7.96% measured in market price and 7.31% measured in Net Asset Value. Shareholders should be aware that, for performance calculation purposes, the last trade in the open market for the Fund was September 28, 2016.

By comparison, the broad-based benchmark for the Fund, the MSCI All Country World Excluding US Index (“MSCI Index”), returned 9.26% for the year ended September 30, 2016.

Our team looks forward to helping serve your investment goals and we appreciate your trust.

Sincerely,

Ted Theodore, CFA
Portfolio Manager

Management’s Discussion of Fund Performance (Unaudited)

The overriding investment theme during the fiscal year has been heightened concern for the growth of the global economy. At the beginning of the period, the greatest worry was that the Chinese economy, the globe’s second largest economy would tumble into recession. There were direct and indirect signs pointing to such an outcome. Industrial production in China slowed to a virtual crawl, a major cautionary sign for an economy which had previously been an enormous engine for global growth. Similarly, Chinese exports slowed to their lowest rate since the global Great Recession of 2007-2009. Investor reaction was increasingly risk averse as bond yields plummeted and warnings of disruption in the Chinese financial and banking system gained credence. In the ensuing months, however, signs of stability and some growth in China have eased these concerns somewhat.

While China was facing these challenges, the European economy was being tested as well. In the summer of 2015, Greece was at the brink of collapse and was only saved from disaster with a series of patchwork fixes from the rest of the European Union. The relative calm, however, was replaced by growing worries that the UK would leave the EU — the so-called “Brexit.” Most of this year for Europe forced a day to day monitoring of public opinion polls in Britain. And on June 24, the country voted (by a good margin) to leave the European Union. The European markets shuddered on that day, losing almost 10% of their value. An Index of European bank stocks fell 22% on June 24. Finally, global interest rates over the fiscal year period also collapsed. The bellwether German 10 year bund started the fiscal year yielding only 60 basis points. At the end of this September, the bund was actually yielding negative 20 basis points. Short-term interest rates are even more negative with the 2 year bund at negative 70 basis points. Negative yields are the norm in most of Europe.

For the period from September 30, 2015 through September 30, 2016, the Fund returned 7.96% measured in market price and 7.31% measured in Net Asset Value. Shareholders should be aware that, for performance calculation purposes, the last trade in the open market for the Fund was September 28, 2016.

By comparison, the MSCI Index returned 9.26% for the year ended September 30, 2016.

The performance of the Fund during the fiscal year clearly was influenced by these macro events. Because of the nature of the Fund, the general feeling of risk aversion was magnified. The Fund invests in 10 developed countries equally. Within each country, the Fund invests equally among the 20% of companies in their respective exchange indices which have the highest free cash flow yield. In periods of global growth these targeted companies often are seen as good value and have, in the past, been good performers. The FCFI Index, which the Fund tracks, has called for very large exposure to the Financial Sector, including banks and insurance companies because free cash flow yields are high relative to other sectors. However, in a period of negative interest rates and generally little difference between long term and short- term interest rates, the business models of financial companies are under extreme duress because the spread between borrowing costs and lending and investing rates provides almost no prospect of short-term profits. The underperformance of banks and insurance companies were largely responsible for the Index and Fund’s underperformance.

The returns of the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares. Market returns do not reflect brokerage commissions that may be payable on secondary market transactions. A benchmark index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not incur expenses incurred by the Fund. The index returns do not reflect deductions for fees and expenses. In comparison, the Fund’s performance is negatively impacted by these fees and expenses.

Management’s Discussion of Fund Performance (Unaudited) (concluded)

Growth of a $10,000 Investment
Inception (6/1/2015) through Fiscal Year End (9/30/2016)

Average Annual Total Returns (%)
(for period ended September 30, 2016)

	1 Year	Since Inception 6/1/2015
Net Asset Value	7.31	(7.69)
Market Price(1)	7.96	(7.44)
MSCI All Country World excluding US Index	9.26	(4.86)

(1)	The price used to calculate Market Price is determined using the closing price on NYSE Arca and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00 p.m. midpoint between the bid and offer. Shares are bought and sold by most investors at market price, not net asset value, and are not individually redeemable from the Fund.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Returns shown include the reinvestment of all dividends and other distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an Index.

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2016 through September 30, 2016).

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the Period	Expenses Paid During Period
TrimTabs Intl Free-Cash-Flow ETF
Actual(1)	$1,000.00	$1,032.20	0.69%	$3.51
Hypothetical (5% return before expenses)(2)	$1,000.00	$1,021.55	0.69%	$3.49

(1)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(2)	Hypothetical Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Industry Breakdown (Unaudited)

Net Assets ($Mil): $13.1

% of Net Assets
Aerospace & Defense	0.6%
Air Freight & Logistics	0.5
Airlines	1.8
Auto Components	3.2
Automobiles	4.4
Banks	14.4
Beverages	0.2
Capital Markets	8.1
Chemicals	3.1
Commercial Services & Supplies	1.0
Construction & Engineering	5.0
Construction Materials	0.6
Consumer Finance	0.4
Diversified Financial Services	1.4
Diversified Telecommunication	2.6
Electrical Equipment	0.6
Electronic Equipment & Instruments	0.6
Energy Equipment & Services	1.0
Equity Real Estate Investment	0.2
Food & Staples Retailing	1.9
Gas Utilities	1.0
Health Care Providers & Services	0.6
Hotels Restaurants & Leisure	2.6

% of Net Assets
Household Durables	1.7%
Independent Power and Renewable Electricity Producers	2.4
Industrial Conglomerates	0.6
Insurance	13.3
Machinery	0.7
Marine	0.6
Media	2.1
Metals & Mining	4.7
Multiline Retail	0.4
Multi-Utilities	2.5
Oil, Gas & Consumable Fuels	1.1
Pharmaceuticals	0.2
Professional Services	5.6
Real Estate Management & Development	2.1
Road & Rail	0.2
Specialty Retail	0.5
Thrifts & Mortgage Finance	0.2
Trading Companies & Distributors	3.7
Money Market Fund	1.3
Total Investments	99.7
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%

TrimTabs Intl Free-Cash-Flow ETF
Schedule of Investments
September 30, 2016

Investments	Shares	Value
COMMON STOCK – 98.4%
Australia – 11.1%
AMP Ltd.	16,400	$66,273
Australia & New Zealand Banking Group Ltd.	3,909	82,662
Bank of Queensland Ltd.	9,700	84,410
Challenger Ltd.	10,774	83,861
CIMIC Group Ltd.	2,630	57,850
CSR Ltd.	28,139	77,961
Downer EDI Ltd.	25,894	106,819
Flight Centre Travel Group Ltd.	3,300	91,883
Fortescue Metals Group Ltd.	28,339	107,362
Macquarie Group Ltd.	1,494	93,693
Primary Health Care Ltd.	27,781	84,198
Qantas Airways Ltd.	29,959	71,539
Rio Tinto Ltd.	2,000	79,000
Suncorp Group Ltd.	7,700	71,367
Tabcorp Holdings Ltd.	21,800	83,090
Tatts Group Ltd.	25,600	71,514
Telstra Corp. Ltd.	18,000	71,361
Westpac Banking Corp.	3,105	70,128
Total Australia		1,454,971
Canada – 9.7%
Aimia, Inc.	4,320	27,199
Amaya, Inc.*	2,182	35,342
Bank of Montreal	470	30,798
Bank of Nova Scotia (The)	561	29,727
Bonavista Energy Corp.	11,200	36,026
Brookfield Renewable Energy Partners LP	990	30,418
Canadian Energy Services & Technology Corp.	9,644	38,151
Canadian Imperial Bank of Commerce/Canada	350	27,139
Capital Power Corp.	2,049	32,204
Chemtrade Logistics Income Fund	2,160	30,014
Cogeco Communications, Inc.	610	30,111
Colliers International Group, Inc.	700	29,383
Concordia International Corp.	1,720	7,696
Corus Entertainment, Inc., Class B	3,009	27,866
Cott Corp.	2,200	31,308
Dorel Industries, Inc., Class B	1,040	27,999
Ensign Energy Services, Inc.	4,897	27,995

Investments	Shares	Value
COMMON STOCK (continued)
Canada (continued)
Finning International, Inc.	1,637	$30,445
Freehold Royalties Ltd.	3,520	33,940
Genworth MI Canada, Inc.	1,130	29,078
George Weston Ltd.	332	27,695
Great-West Lifeco, Inc.	1,003	24,686
H&R Real Estate Investment Trust	1,700	29,064
HudBay Minerals, Inc.	5,800	22,945
Industrial Alliance Insurance & Financial Services, Inc.	875	31,500
Intertain Group Ltd. (The)*	3,800	31,282
Just Energy Group, Inc.	4,571	23,169
Laurentian Bank of Canada	810	30,265
Linamar Corp.	630	26,305
Manulife Financial Corp.	1,951	27,526
Mullen Group Ltd.	2,600	32,620
National Bank of Canada	828	29,360
Onex Corp.	538	34,647
Power Corp. of Canada	1,169	24,762
Power Financial Corp.	1,040	24,099
Quebecor, Inc., Class B	1,100	33,429
Restaurant Brands International, Inc.	680	30,321
Royal Bank of Canada	500	30,969
Russel Metals, Inc.	1,644	26,252
ShawCor Ltd.	1,087	26,820
Sun Life Financial, Inc.	852	27,724
Transcontinental, Inc., Class A	1,882	25,276
TransForce, Inc.	1,550	32,100
Valeant Pharmaceuticals International, Inc.*	800	19,629
Total Canada		1,265,284
France – 9.3%
AXA SA	3,973	84,531
BNP Paribas SA	1,884	96,868
Casino Guichard Perrachon SA	1,700	82,690
CNP Assurances	5,984	100,530
Eiffage SA	1,319	102,475
Engie SA	6,200	96,045
Peugeot SA*	6,323	96,565
Publicis Groupe SA	1,360	102,849
Renault SA	1,027	84,381
Schneider Electric SE	1,200	83,658

The accompanying notes are an integral part of these financial statements.

TrimTabs Intl Free-Cash-Flow ETF
Schedule of Investments (continued)
September 30, 2016

Investments	Shares	Value
COMMON STOCK (continued)
France (continued)
SCOR SE	3,002	$93,312
Thales SA	900	82,893
Valeo SA	1,800	105,005
Total France		1,211,802
Germany – 8.6%
Continental AG	1,008	211,918
Deutsche Bank AG*	11,614	150,950
Deutsche Lufthansa AG	14,127	157,189
Deutsche Telekom AG	12,540	210,176
E.ON SE	21,300	151,078
Linde AG	1,250	212,454
Uniper SE*	2,130	26,093
Total Germany		1,119,858
Hong Kong – 11.3%
Bank of China Ltd., Class H	538,317	245,686
Bank of Communications Co. Ltd., Class H	347,547	264,814
Bank of East Asia Ltd. (The)	60,400	244,905
China Resources Land Ltd.	89,057	248,006
China Resources Power Holdings Co. Ltd.	129,900	223,746
Industrial & Commercial Bank of China Ltd., Class H	405,363	253,469
Total Hong Kong		1,480,626
Japan – 10.5%
Fuji Heavy Industries Ltd.	2,200	81,465
Hitachi Construction Machinery Co. Ltd.	4,800	94,623
Hitachi Ltd.	16,200	74,861
Honda Motor Co. Ltd.	2,797	79,644
ITOCHU Corp.	5,900	73,426
JX Holdings, Inc.	17,900	71,861
Mazda Motor Corp.	4,830	72,947
Mitsubishi Chemical Holdings Corp.	14,400	89,208
Mitsubishi Corp.	4,459	100,477
Mitsui OSK Lines Ltd.	32,500	74,676
Nikon Corp.	5,200	77,124
Nissan Motor Co. Ltd.	7,000	67,836
Nomura Holdings, Inc.	17,500	76,986
Sojitz Corp.	37,600	95,293
Sumitomo Corp.	7,180	79,514
Toyota Motor Corp.	1,500	85,484

Investments	Shares	Value
COMMON STOCK (continued)
Japan (continued)
Ube Industries Ltd.	39,900	$75,547
Total Japan		1,370,972
Netherlands – 9.4%
Aegon NV	45,924	175,970
Boskalis Westminster NV	6,654	236,989
ING Groep NV	21,600	266,667
Randstad Holding NV	5,750	261,924
RELX NV	15,761	283,195
Total Netherlands		1,224,745
South Korea – 9.8%
Aju Capital Co. Ltd.	7,000	45,953
Daechang Co. Ltd.*	48,000	52,735
Daesung Group Partners Co. Ltd.*	683	16,310
Daesung Industrial Co. Ltd.*	17,000	42,834
DGB Financial Group, Inc.	5,100	41,815
Dongbu Securities Co. Ltd.*	11,800	36,428
Dongkuk Steel Mill Co. Ltd.*	5,047	36,202
Doosan Engineering & Construction Co. Ltd.*	19,800	75,867
E1 Corp.	700	40,105
HanmiGlobal Co. Ltd.	4,000	33,050
Hanshin Construction*	2,100	33,273
Hanwha Corp.	1,212	38,571
Hanwha Investment & Securities Co. Ltd.*	15,500	32,721
Hanyang Securities Co. Ltd.	6,000	40,968
Hyundai Corp.	2,000	39,588
KISCO Holdings Co. Ltd.	700	40,042
Korea Gas Corp.	1,236	49,604
Kyeryong Construction Industrial Co. Ltd.*	3,700	49,889
Kyobo Securities Co. Ltd.	4,400	37,075
Lotte Non-Life Insurance Co. Ltd.*	16,200	38,832
Namkwang Engineering & Construction Co. Ltd.*	3,300	27,926
Posco Daewoo Corp.	1,900	42,266
Samchully Co. Ltd.	400	36,501
Samho Development Co. Ltd.	12,900	40,761
SeAH Holdings Corp.	400	45,399
SeAH Steel Corp.	600	34,812
SK Securities Co. Ltd.*	39,800	41,558
TCC Steel*	20,000	46,488

The accompanying notes are an integral part of these financial statements.

TrimTabs Intl Free-Cash-Flow ETF
Schedule of Investments (concluded)
September 30, 2016

Investments	Shares	Value
COMMON STOCK (continued)
South Korea (continued)
Tongyang Life Insurance Co. Ltd.	4,300	$44,314
Woongjin Co. Ltd.*	15,800	45,620
Woori Bank	4,600	47,614
Total South Korea		1,275,121
Switzerland – 9.6%
Credit Suisse Group AG*	21,700	283,898
Swiss Re AG	3,700	333,819
UBS Group AG	19,091	259,983
Zurich Insurance Group AG*	1,478	380,340
Total Switzerland		1,258,040
United Kingdom – 9.1%
Aviva Plc	10,939	62,456
Barratt Developments Plc	8,900	57,021
BT Group Plc	10,700	53,956
Capita Plc	4,600	39,947
Centrica Plc	19,983	59,106
Direct Line Insurance Group Plc	13,159	62,220
Experian Plc	3,808	76,207
GKN Plc	17,000	70,576
Glencore Plc*	29,251	80,434
Marks & Spencer Group Plc	11,200	48,065
Old Mutual Plc	25,591	67,135

Investments	Shares	Value
COMMON STOCK (continued)
United Kingdom (continued)
Persimmon Plc	2,400	$56,460
RELX Plc	4,003	75,907
Rio Tinto Plc	2,087	69,642
Royal Mail Plc	9,852	62,507
Sky Plc	5,045	58,459
St James's Place Plc	4,700	57,751
Tesco Plc*	27,700	65,685
WM Morrison Supermarkets Plc	24,903	70,334
Total United Kingdom		1,193,868
TOTAL COMMON STOCK
(Cost $13,559,633)		12,855,287
MONEY MARKET FUND – 1.3%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 0.28%(a)
(Cost $166,926)	166,926	166,926
TOTAL INVESTMENTS – 99.7%
(Cost $13,726,559)		13,022,213
Other Assets in excess of Liabilities – 0.3%		45,598
NET ASSETS – 100.0%		$13,067,811
*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of September 30, 2016.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities
Common Stock	$12,855,287	$—	$—	$12,855,287
Money Market Fund	166,926	—	—	166,926
	$13,022,213	$—	$—	$13,022,213

For the year ended September 30, 2016, there were no transfers between levels. There were no Level 3 investments held in the Fund as of September 30, 2016.

The accompanying notes are an integral part of these financial statements.

TrimTabs Intl Free-Cash-Flow ETF
Statement of Assets and Liabilities
September 30, 2016

Assets:
Investments at value (Cost $13,726,559)	$13,022,213
Foreign currency (Cost $6,857)	6,870
Receivables:
Dividends and interest	34,045
Reclaims	12,144
Total Assets	13,075,272
Liabilities:
Payables:
Advisory fees	7,461
Total Liabilities	7,461
Net Assets	$13,067,811
Net Assets Consists of:
Paid-in capital	$14,928,828
Undistributed net investment income	26,322
Accumulated net realized loss on investments	(1,182,933)
Net unrealized depreciation on investments and foreign currency translation	(704,406)
Net Assets	$13,067,811
Shares outstanding (unlimited shares authorized)	600,000
Net asset value, per share	$21.78

The accompanying notes are an integral part of these financial statements.

TrimTabs Intl Free-Cash-Flow ETF
Statement of Operations
Year Ended September 30, 2016

Investment Income:
Dividend income (Net of foreign taxes withheld of $45,901)	$455,457
Interest income	623
Total Income	456,080
Expenses:
Advisory fees	91,571
Net Investment Income	364,509
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(948,704)
Net realized loss on in-kind redemptions	(60,607)
Net realized loss on foreign currency transactions	(4,856)
Total net realized loss	(1,014,167)
Net change in unrealized appreciation on investments	1,583,770
Net change in unrealized appreciation on foreign currency translation	36
Net change in unrealized appreciation	1,583,806
Net realized and unrealized gain on investments	569,639
Net Increase in Net Assets Resulting From Operations	$934,148

The accompanying notes are an integral part of these financial statements.

TrimTabs Intl Free-Cash-Flow ETF
Statement of Changes in Net Assets

	Year Ended September 30, 2016	For the Period June 1, 2015(1) to September 30, 2015
Operations:
Net investment income	$364,509	$86,913
Net realized loss	(1,014,167)	(236,837)
Net change in unrealized appreciation (depreciation)	1,583,806	(2,288,212)
Net increase (decrease) in net assets resulting from operations	934,148	(2,438,136)
Distributions to Shareholders from:
Net investment income	(347,357)	(70,279)
Total distributions to shareholders	(347,357)	(70,279)
Shareholder Transactions:
Proceeds from shares sold	—	16,130,717
Cost of shares redeemed	(1,141,282)	—
Net increase (decrease) in net assets resulting from shareholder transactions	(1,141,282)	16,130,717
Increase (Decrease) in net assets	(554,491)	13,622,302
Net Assets:
Beginning of year/period	13,622,302	—
End of year/period	$13,067,811	$13,622,302
Undistributed net investment income included in net assets at end of year/period	$26,322	$14,026
Changes in Shares Outstanding:
Shares outstanding, beginning of year/period	654,000	4,000
Shares sold	—	650,000
Shares redeemed	(54,000)	—
Shares outstanding, end of year/period	600,000	654,000
(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

TrimTabs Intl Free-Cash-Flow ETF
Financial Highlights

	Year Ended September 30, 2016	For the Period June 1, 2015(1) Through September 30, 2015
Per Share Operating Performance: (for a share of capital stock outstanding throughout each year/period)
Net asset value, beginning of year	$20.83	$25.00
Income from Investment Operations
Net investment income(2)	0.58	0.17
Net realized and unrealized gain (loss) on investments	0.94	(4.22)
Total gain (loss) from investment operations	1.52	(4.05)
Less distributions from:
Net investment income	(0.57)	(0.12)
Net asset value, end of year/period	$21.78	$20.83
Market Value, end of year/period	$21.86	$20.78
Total Return at Net Asset Value	7.31%	(16.22	)%(3)
Total Return at Market Value	7.96%	(16.44	)%(3)
Ratios/Supplemental Data:
Net assets, end of year/period (000's) omitted	$13,068	$13,622
Ratio to average net assets of:
Expenses	0.69%	0.69	%(4)
Net investment income	2.75%	2.24	%(4)
Portfolio turnover rate(5)	116%	47%
(1)	Commencement of Operations.
(2)	Based on average daily shares outstanding.
(3)	Not Annualized for periods less than one year.
(4)	Annualized.
(5)	Portfolio turnover rate is not annualized for periods less than one year and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

1. ORGANIZATION

TrimTabs Intl Free-Cash-Flow ETF (the “Fund”) is a series of the TrimTabs ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 2, 2014. The Fund is classified as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on June 1, 2015 and is the date the initial creation units were established. TrimTabs Asset Management, LLC (the “Adviser”) seeded the Fund on November 26, 2014 in order to provide initial capital required by Securities and Exchange Commission rules.

The Fund seeks to track the performance (before fees and expenses) of its underlying index, the TrimTabs Intl Free-Cash-Flow Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the Fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The following is a summary of significant accounting policies followed by the Fund in its preparation of its financial statements:

Investment Transactions and Investment Income:  Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividend Distributions:  Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

Currency Translation:  Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. SECURITIES VALUATION

Investment Valuation:  The Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

Market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board of Trustees (the “Board”). If a market quotation is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Notes to Financial Statements (continued)

Foreign exchanges typically close before the time at which Fund Share prices are calculated, and may be closed altogether on some days when the Fund is open. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.

Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Fair Valuation Measurement:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value the Fund’s investments at September 30, 2016, is disclosed at the end of the Fund’s Schedule of Investments.

4. FEES WITH RELATED PARTIES AND OTHER SERVICE PROVIDERS

Advisory Fees:  The Fund pays the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.69% (“Management Fee”) in return for providing investment management and supervisory services.

Subject to the supervision of the Board, the Adviser bears all of its own costs associated with providing advisory services and all expenses of the Fund, except for the management fee, Rule 12b-1 Plan fee (defined below), brokerage expense, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses, and other extraordinary expenses.

The Adviser has agreed to pay all organizational and offering costs of the Fund. Such expenses paid by the Adviser are not subject to reimbursement.

Administrator, Custodian, Accounting Agent and Transfer Agent Services:  The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Fund’s Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements (continued)

Distribution and Service Fees:  Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Fund and there is no current intention to implement the Rule 12b-1 Plan.

5. CREATION AND REDEMPTION TRANSACTIONS

As of September 30, 2016, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of the Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

The Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 50,000 shares. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by the Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions will be imposed.

6. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the year ended September 30, 2016 were $15,294,757 and $14,908,698, respectively.

For the year ended September 30, 2016, the cost of in-kind purchases and the proceeds from in-kind redemptions were $0 and $952,413, respectively.

7. FEDERAL INCOME TAX MATTERS

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years (2015–2016), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At September 30, 2016, the approximate cost of investments and gross and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Total Investments	$13,724,691	$749,377	$(1,451,829)	$(702,452)

The differences between book and tax basis cost of investments and net unrealized depreciation are primarily attributable to wash sales and foreign currency gains (losses).

Notes to Financial Statements (concluded)

At September 30, 2016, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Undistributed Net Investment Income/(Loss)	Accumulated Capital and Other Gains/(Losses)	Net Unrealized Appreciation/Depreciation	Total Earnings/(Loss)
$24,330	$(1,182,809)	$(702,538)	$(1,861,017)

At September 30, 2016, the effect of permanent book/tax reclassifications resulted in increase/(decrease) to the components of net assets were as follows:

Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gains/(Losses)	Paid-in Capital
$(4,856)	$65,463	$(60,607)

The tax character of distributions paid from ordinary income during the period ended September 30, 2016, were $347,357. As of September 30, 2016, the Fund had a short-term capital loss carryforward with no expiration, available to offset future capital gains in the amount of $1,182,809.

8. INDEMNIFICATION OBLIGATIONS

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects this risk of loss due to these warranties and indemnities to be remote.

9. PRINCIPAL RISKS

In the normal course of business, the Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Fund.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the Fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the Fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

10. SUBSEQUENT EVENT

On October 19, 2016, the Board of Trustees of the Trust approved the liquidation and termination of the Fund. The Fund ceased operations on or about November 4, 2016.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TrimTabs ETF Trust
  and the Shareholders of TrimTabs International Free Cash Flow ETF

We have audited the accompanying statement of assets and liabilities of TrimTabs International Free Cash Flow ETF, a series of shares of beneficial interest in TrimTabs ETF Trust, (the “Fund”) including the schedule of investments, as of September 30, 2016, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the period June 1, 2015 (commencement of operations) to September 30, 2015 were audited by other auditors, whose report dated November 27, 2015 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TrimTabs International Free Cash Flow ETF as of September 30, 2016, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
November 21, 2016

Trustees and Officers (Unaudited)

 (Unaudited)

Name, Address, Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Stephen J. Posner YOB: 1944	Trustee	Since 2014	Financial Advisor, Wunderlich Securities, Inc. (2005 – 2014).	2	Director, TrimTabs Investment Research (2016 – Present)**
David A. Kelly YOB: 1938	Trustee	Since 2015	Founder and President, Three Lakes Advisors, Inc. (1996 – present).	2	Member, Audit Committee, Greenwich Historical Society (2011 – 2013).
Interested Trustee*
Charles Biderman YOB: 1946	Trustee and President of the Trust	Trustee and President since 2014	Chairman and Portfolio Manager, TrimTabs Asset Management, LLC (1990 – present); Founder and Chief Executive Officer, TrimTabs Investment Research (1990 – present); President, TrimTabs Index Services, LLC (2014 – present).	2	None

*	Mr. Biderman is an “interested person,” as defined by the Investment Company Act of 1940, as amended, because of his employment with and ownership interest in TrimTabs.
**	TrimTabs Investment Research does not control and is not controlled by or under common control with the Advisor.

Name, Address, Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Theodore M. Theodore YOB: 1940	Vice President	Since 2015	Vice Chairman and Chief Investment Officer, TrimTabs Asset Management, LLC (2015 – present); Senior Managing Director, Quantitative Analysis Services (2014 – present); Managing Partner, Horizons Advisory (2012 – 2014); Co-Chief Investment Officer, Avatar Associates (1989 – 2012).
Jeffrey Lazar YOB: 1959	Chief Compliance Officer, Anti-Money Laundering Officer and Principal Financial Officer	Since 2016	Chief Operating Officer and Chief Compliance Officer,
TrimTabs Asset Management, LLC (2016 – present);
Chief Operating Officer, Dasoma Capital Management LLC (2014 – 2016); Chief Financial Officer, Everkey Global Partners (2008 – 2014).

Supplemental Information (Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Distributor, or by calling 855-799-1509 or visiting www.trimtabsfunds.com.

Quarterly Portfolio Holdings Information

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for its first and third quarters on Form NQ. Copies of the filings are available without charge on the SEC’s website at www.sec.gov. You can also obtain copies of Form NQ by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Information

A description of the Fund’s proxy voting policies and procedures, as well as a record of how the Fund voted proxies during the most recent 12 month period ended June 30, is available without charge upon request by calling 855-ETF-INFO (383-4636). This information is also available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at www.trimtabsfunds.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors. The Fund designates 100% of the ordinary income paid to shareholders during the Fund’s fiscal year as Qualified Dividend Income. The Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are $497,674 and $44,300, respectively.

Investment Advisor
TrimTabs Asset Management, LLC
1345 Avenue of the Americas, 2nd Floor
New York, NY 10105

Distributor
Foreside Fund Services, LLC
3 Canal Plaza
Portland, ME 04101

Administrator, Custodian,
Fund Accountant & Transfer Agent
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Timothy Mundy is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $35,000 for 2015 and $14,500 2016.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2015 and $0 2016.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $7,500 for 2015 and $3,000 2016.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2015 and $0 2016.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Policy Statement: Trust organizational documents permit the Board to engage in certain functions through committees. Each standing committee of the Board has its own charter that addresses the following matters:

1.        Purpose – Identifies the purposes and objectives of the committee.

2.        Powers – Enumerates the powers of the committee.

3.        Meetings – Addresses frequency of meetings, composition, quorum, and compensation requirements.

4.        Other – Complies with any other requirements imposed by applicable law.

In addition to formal standing committees, the Board may from time to time establish ad hoc committees to address certain non-recurring issues. Currently, the Board has established two standing committees, the Nominating Committee and the Audit Committee. The purpose of the Nominating Committee is to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees. The Audit Committee's function is to assist the trustees in their oversight of the trust's financial reporting process.

The "Trustee List" under Chapter 23.2 sets forth each trustee’s membership on the Committees.

Procedures: The Trust has adopted the following procedures regarding this matter:

1.       Assistance to Committees – The Bank of New York Mellon is responsible for administratively assisting the Committees in carrying out their responsibilities and powers as directed.

2.       Charters – The Audit Committee and the Nominating Committee have adopted charters describing each Committee’s responsibilities, membership, and powers, respectively (copies attached).

3.       Disclosure – Trust counsel with the administrative assistance of The Bank of New York Mellon is responsible for ensuring that the Trust makes any required disclosures regarding committee-related matters. See Chapter 15 for a discussion of the Trust's disclosure policy and procedures.

TRIMTABS ETF TRUST

AUDIT COMMITTEE CHARTER

The Trustees hereby adopt the following as the governing principles of the Audit Committee of the Trust.

Membership.

The Committee shall consist of two or more members, one of whom is a "disinterested trustee" as that term is defined under the Investment Company Act of 1940 (the "1940 Act"). The Committee shall elect from its own members a Chairperson, who shall preside over each meeting of the Committee.

The following Trustees shall serve as members of the Trust’s Audit Committee, and will serve as such until his or her successor shall have been duly elected and qualified:

Charles Biderman – (Chair)

David A. Kelly

Stephen J. Posner

Purposes of the Audit Committee

The purposes of the Audit Committee shall be:

(a) to oversee generally each Fund’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers;

(b) to oversee the quality, integrity, and objectivity of each Fund’s financial statements and the independent audit thereof;

(c) to assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to each Fund’s accounting and financial reporting, internal controls and independent audits;

(d) to approve, prior to appointment, the engagement of each Fund’s independent auditor and, in connection therewith, to review and evaluate the qualifications, independence and performance of each Fund’s independent auditor; and

(e) to act as a liaison between each Fund’s independent auditor and the full Board. Any independent auditor shall report directly to the Audit Committee.

Duties and Powers.

To carry out its purposes, the Audit Committee shall have the following duties and powers:

(a) to approve, prior to appointment, the engagement of auditors to perform an annual audit and provide their opinion on the Funds’ financial statements; to approve the auditors’ compensation; to recommend to the Board the selection, retention or termination of the Funds’ auditors and, in connection therewith, to evaluate the independence of such auditors, including the nature and extent of any non-audit services the independent auditors or their affiliates may provide to TrimTabs Asset Management, LLC (“TTAM”) or any entity controlling, controlled by, or under common control with TTAM (“adviser affiliate”); and to receive annually the auditors’ specific representations as to their independence;

(b) to oversee the work of the independent auditors (including resolution of disagreements between management and the independent auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services for the Funds; the independent auditors shall report directly to the Audit Committee;

(c) to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Trust or any Fund or to provide non-audit services to the Trust, any Fund, TTAM or any adviser affiliate that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of any Fund;

(d) to develop, to the extent deemed appropriate by the Audit Committee, policies and procedures for pre-approval of the engagement of the Trust’s auditors to provide any of the services described in (c) above;

(e) to consider the controls applied by the independent auditors and management to assure that all items requiring pre-approval by the Audit Committee are identified and referred to the Committee in a timely fashion;

(f) to consider whether the non-audit services provided by any Fund’s auditor to TTAM or any adviser affiliate that provides ongoing services to the Trust, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditor’s independence;

(g) to meet with the Trust’s independent auditors, including privately, as necessary (i) to review the arrangements for and scope of the annual audit and any special audits; (ii) to discuss any matters of concern relating to any Fund’s financial statements, including any adjustments to such statements recommended by the independent auditors, or other results of said audit; (iii) to consider the independent auditors’ comments with respect to each Fund’s accounting and financial reporting policies, procedures and internal accounting controls and TTAM’s responses thereto; and (iv) to review the form of opinion the auditors propose to render to the Board and shareholders;

(h) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by TTAM or the auditor;

(i) to review and approve the fees proposed to be charged by the auditor for audit and non-audit services;

(j) to review with the Trust’s Principal Executive Officer and Principal Financial Officer, in connection with their certifications on Form N-CSR any significant deficiencies in the design or operation of disclosure controls and procedures or material weaknesses therein and any reported evidence of fraud involving management or other employees who have a significant role in the Trust’s disclosure controls and procedures;

(k) to engage independent counsel, and other advisers, as the Audit Committee determines necessary to carry out its duties;

(l) to establish procedures for the receipt, retention and treatment of complaints received by the Trust regarding accounting, internal accounting controls or audit matters, and for the confidential, anonymous submission by any employee of the Trust, any Fund, TTAM or its affiliates, or any other provider of accounting related services to the Trust or Funds, of concerns regarding questionable accounting or auditing matters, as set forth in Appendix A to this Charter;

(m) to investigate improprieties or suspected improprieties in Trust or Fund operations; and

(n) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate.

Operations and Responsibilities.

The Committee shall meet on a regular basis and be empowered to hold special meetings as circumstances require. The Committee shall meet with the Principal Financial Officer of the Trust at such times as they deem appropriate.

The Trust will provide the Audit Committee with appropriate funding, as determined by the Audit Committee, for the payment of (a) compensation to the Funds’ independent auditor(s) engaged for the purpose of preparing or issuing an audit report or performing other audit, review or attest services for the Funds, to the extent that the Trust or Funds do not pay this compensation directly, (b) compensation to any adviser employed by the Audit Committee, and (c) ordinary administrative expenses of the Audit Committee that are necessary or appropriate in carrying out its duties.

Nothing in this Charter shall be construed to reduce the responsibilities or liabilities of TTAM, the Trust’s administrator and fund accountant, or the Funds’ independent auditor(s). The function of the Audit Committee is oversight; it is the responsibility of TTAM and the Trust’s administrator and fund accountant to maintain appropriate systems for accounting and internal controls, and the auditor’s responsibility to plan and carry out a proper audit. Specifically, TTAM and the Trust’s administrator and fund accountant are responsible for: (i) the preparation, presentation and integrity of each Fund’s financial statements; (ii) the maintenance of appropriate accounting and financial reporting principles and policies; and (iii) the maintenance of internal controls and procedures designed to assure compliance with accounting standards and applicable laws and regulations. The independent auditors are responsible for planning and carrying out an audit consistent with applicable legal and professional standards and the terms of their engagement letter.

Although the Audit Committee is expected to take a detached and questioning approach to the matters that come before it, the Committee’s oversight activities with respect to each Fund’s financial statements is not an audit, nor do the Committee’s activities substitute for the responsibilities of the Trust’s management for preparing, or the independent auditors for auditing, the financial statements. Members of the Audit Committee are not full-time employees of the Trust and, in serving on this Committee, are not, and do not hold themselves out to be, acting as accountants or auditors. As such, it is not the duty or responsibility of the Committee or its members to conduct “field work” or other types of auditing or accounting reviews or procedures.

In discharging their duties, the members of the Audit Committee are entitled to rely on information, opinions, reports, or statements, including financial statements and other financial data, if prepared or presented by: (1) one or more officers of the Trust whom Committee members reasonably believe to be reliable and competent in the matters presented; (2) legal counsel, public accountants, or other persons as to matters the director reasonably believes are within the person’s professional or expert competence; or (3) another Board committee of which the Committee member is a non-member.

The Committee shall review this Charter periodically and recommend any changes believed to be necessary or appropriate to the full Board.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2015 and $0 2016

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TrimTabs ETF Trust

By (Signature and Title)*                    /s/ Charles Biderman

Charles Biderman, President and Trustee

(principal executive officer)

Date 12/01/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Charles Biderman

Charles Biderman, President and Trustee

(principal executive officer)

Date 12/01/2016

By (Signature and Title)*                    /s/ Jeff Lazar

Jeff Lazar, Principal Financial Officer

(principal financial officer)

Date 12/01/2016

* Print the name and title of each signing officer under his or her signature.